Document and Entity Information	Sep. 16, 2019
Cover [Abstract]
Entity Registrant Name	TREX CO INC
Amendment Flag	false
Entity Central Index Key	0001069878
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	160 Exeter Drive
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22603-8605
City Area Code	(540)
Local Phone Number	542-6300
Entity Emerging Growth Company	false
Security 12b Title	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false